Summary of Significant Policies, Judgements, Estimates and Assumptions (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Disclosure of financial instruments

As of December 31, 2022 Interest rate swaps (in millions USD)	Currency	Nominal amount	Maturity
Three-month LIBOR	USD	19	2023
Three-month LIBOR	USD	624	2024
Six-month LIBOR	USD	152	2026
Total	USD	795

Cross currency swaps (in millions Euro)
Three-month LIBOR	EUR	83	2024
Six-month LIBOR	EUR	335	2024
Six-month LIBOR	EUR	57	2026
Total	EUR	475
The following foreign currency forward contracts are outstanding at December 31, 2021 and 2022 (in millions, except average foreign currency/US$):

	Fair Value of Derivative Instruments
Derivative Instruments	Other Current Financial Assets	Other Non-current Financial Assets	Other Current Financial Liabilities	Other Non-current Financial Liabilities	Notional Amount	Average Foreign Currency/ US$	Average Strike Price	Maturity
Outstanding as of December 31, 2021:
Forward contracts:
Euro forward contracts (receive euros/pay US$)	$4	$—	$(38)	$—	$1,240	0.86	—	2022 - 2023
Singapore dollar forward contracts (receive Singapore$/pay US$)	3	—	(3)	—	858	1.35	—	2022
Japanese yen forward contracts (receive Japanese yen/pay US$)	2	—	(7)	—	300	112.77	—	2022 - 2023
Interest rate swaps	—		—	(8)	993	—	0.382% - 1.731%	2023 - 2026
Cross currency swaps (receive euros/pay US$)	—	—	—	(4)	551	0.89	3.834% - 4.182%	2024 - 2026
Cross currency swaps (receive Singapore $/pay US$)	—	—	—	(4)	109	1.37	1.830% - 1.941%	2028
Commodity hedge	14	2	(1)	(1)	96	—	—	2022 - 2023
Total	$23	$2	$(49)	$(17)	$4,147

Outstanding as of December 31, 2022:
Forward contracts:
Euro forward contracts (receive Euros/Pay US$)	$46	$3	$(32)	$—	$1,203	0.94	—	2023 - 2024
Singapore dollar forward contracts (receive Singapore$/pay US$)	15	—	(1)	—	496	1.37	—	2023
Japanese yen forward contracts (receive Japanese yen/pay US$)	18	—	(20)	—	236	127.22	—	2023 - 2024
Interest rate swaps	—	42	—	—	795	—	0.382% - 1.731%	2023 - 2026
Cross currency swaps (receive euros/pay US$)	—	2	—	(3)	535	0.89	3.834% - 4.182%	2024 - 2026
Cross currency swaps (receive Singapore $/pay US$)	—	51	—	—	796	1.37	1.830% - 1.941%	2028
Commodity hedge	—	—	(8)	(2)	47	—	512.56	2023
Total	$79	$98	$(61)	$(5)	$4,108